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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                   FORM N-PX


         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY


                 Investment Company Act file number 811-06416








                           DTF Tax-Free Income Inc.
              (Exact name of registrant as specified in charter)

     55 East Monroe Street, Chicago, Illinois                 60603
     (Address of principal executive offices)              (Zip code)



           Nathan I. Partain                         John Sagan
       DTF Tax-Free Income Inc.                    Mayer Brown LLP
         55 East Monroe Street                  71 South Wacker Drive
        Chicago, Illinois 60603                Chicago, Illinois 60606
                   (Name and address of agents for service)


Registrant's telephone number, including area code: 312-263-2610


Date of fiscal year end: October 31


Date of reporting period: July 1, 2007 to June 30, 2008


   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S)239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S)3507.

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ITEM 1. PROXY VOTING RECORD.

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<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06416
Reporting Period: 07/01/2007 - 06/30/2008
DTF Tax Free Income Inc.









=========================== DTF TAX FREE INCOME FUND ===========================
========== END NPX REPORT
</PRE>

                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DTF TAX-FREE INCOME INC.

By (Signature and Title)*  /s/ NATHAN I. PARTAIN
                           ------------------------------------------------
                           Nathan I. Partain
                           President and Chief Executive Officer

Date August 7, 2008

* Print the name and title of each signing officer under his or her signature.